Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
14.	Leases
(a)	Amounts recognized in the consolidated balance sheets are as follows:
(i)	Right-of-use assets

		Office
	Properties	equipment	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	57,916	50	57,966
Accumulated depreciation	(14,766)	(18)	(14,784)
Net book value	43,150	32	43,182
Year ended December 31, 2020
Opening net book value	43,150	32	43,182
Additions	34,801	—	34,801
Depreciation	(18,259)	(18)	(18,277)
Closing net book value	59,692	14	59,706
As of December 31, 2020
Cost	92,717	50	92,767
Accumulated depreciation	(33,025)	(36)	(33,061)
Net book value	59,692	14	59,706
Year ended December 31, 2021
Opening net book value	59,692	14	59,706
Additions	17,495	—	17,495
Disposals	(719)	—	(719)
Depreciation	(23,807)	(14)	(23,821)
Exchange differences	(587)	—	(587)
Closing net book value	52,074	—	52,074
As of December 31, 2021
Cost	101,469	—	101,469
Accumulated depreciation	(49,395)	—	(49,395)
Net book value	52,074	—	52,074
Year ended December 31, 2022
Opening net book value	52,074	—	52,074
Additions	9,187	—	9,187
Disposals	(1,215)	—	(1,215)
Depreciation	(22,125)	—	(22,125)
Exchange differences	963	—	963
Closing net book value	38,884	—	38,884
As of December 31, 2022
Cost	97,940	—	97,940
Accumulated depreciation	(59,056)	—	(59,056)
Net book value	38,884	—	38,884

14.Leases (Continued)

(a)Amounts recognized in the consolidated balance sheets are as follows (Continued):

(ii)	Lease liabilities

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Non-current	33,865	20,245
Current	20,572	21,490
	54,437	41,735

(b)Amounts recognized in the consolidated statements of loss in addition to depreciation shown above are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 10)	2,069	2,999	2,459
Expense relating to short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	530	2,413	3,091
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of revenue, selling expenses, administrative expenses and research and development expenses)	521	214	332

(c)	The total cash outflows for leases in 2020, 2021 and 2022 was RMB22,726,000, RMB27,298,000 and RMB28,032,000, respectively.